EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions				1 Months Ended
	Mar. 15, 2022	Mar. 14, 2022	Feb. 10, 2022	Feb. 28, 2022
Restructuring Support Agreement [Member]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details) [Line Items]
Restructuring support agreement, description			On February 10, 2022, an amendment to the restructuring support agreement, or "Restructuring Support Agreement (RSA)", dated November 26, 2021, was executed, through which, the Ad Hoc Group of LATAM Bondholders, represented by White & Case LLP (W&C), was incorporated as part of the RSA, agreeing among other things, to support the Reorganization Plan and LATAM agreeing mainly to pay certain of this group’s professional fees up to a certain limit.
Backstop Agreements [Member]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details) [Line Items]
Reorganization funds	$ 5,400
Partial withdrawal		$ 300
Tranche [Member]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details) [Line Items]
Description of tranche transfers		After these transfers, LATAM still has US$ 950 million undrawn and available for future transfers from the DIP.
American Depositary Receipt [Member]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details) [Line Items]
Issuance of capital, description				the Company filed an application to register an additional 200 million ADRs (American Depositary Receipt) with the Securities Exchange Commission (“SEC”) with the sole purpose of having them available for issuance in the market, since most of the existing registered ADRs have already been issued. The Company informed that this does not mean that the Company is issuing new shares or increasing capital, but rather allowing investors in the United States to access the ADRs, which have as an underlying security LATAM’s previously issued common stock.